Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Call loans, funds sold, and receivables under resale agreements that are measured at fair value under fair value option		¥ 26,056
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	10,394,212	10,573,642
Trading account assets that are measured at fair value under fair value option	15,824,557	15,758,131
Securities available for sale, assets pledged that secured parties are permitted to sell or repledge	2,813,539	2,859,124
Securities being held to maturity pledged that secured parties are permitted to sell or repledge	468,768	741,560
Securities being held to maturity, fair value	2,392,435	2,430,689
Loans, net of unearned income, unamortized premiums and deferred loan fees, assets pledged that secured parties are permitted to sell or repledge	2,219,295	2,491,281
Other assets that are measured at fair value under fair value option	3,419
Due to trust account and other short-term borrowings that are measured at fair value under fair value option	6,472	24,951
Long-term debt that are measured at fair value under fair value option	545,329	524,758
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 390,001
Preferred stock, stated value
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,158,585,720	14,154,534,220
Common stock, stated value
Treasury stock, shares	10,390,406	10,471,043